INTANGIBLE ASSETS AND GOODWILL	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Intangible Assets And Goodwill
INTANGIBLE ASSETS AND GOODWILL

NOTE 3 - INTANGIBLE ASSETS AND GOODWILL

Goodwill from 2019 Reverse Merger with Oncotelic and PointR

The Company completed the reverse merger with Oncotelic Inc. (“Merger”) in April 2019. The Company completed the merger with PointR Data Inc (“PointR Merger”) in November 2019. For more details on the two mergers, refer to our 2020 Annual Report on Form 10-K for the year ended December 31, 2020 filed by the Company on April 15, 2021.

The Oncotelic merger gave rise to Goodwill of approximately $4.9 million. Upon the non-financial sale of our asset as contribution to our equity method investment, we derecognized the balance of the carrying value of our goodwill of approximately $4.9 million from the Oncotelic Merger in accordance with our policy and authoritative accounting guidance.

Further, we added goodwill of approximately $16.2 million upon the completion of the Merger with PointR. Between the years 2022 and 2024, we recorded impairments of approximately $13.4 million, as we observed our market capitalization being negatively impacted as compared to the book value of our net assets.

We have one operating segment and reporting unit. Accordingly, our review of goodwill impairment indicators was performed at the entity-wide level. In performing our annual impairment assessment, we determined if we should qualitatively assess whether it was more likely than not the fair value of goodwill was less than its carrying amount (the qualitative impairment test). The factors we considered in the assessment included our market capitalization, general macroeconomic conditions, conditions specific to the industry and market and whether there had been sustained declines in our share price. If we concluded, it was more likely than not, the fair value of the reporting unit was less than its carrying amount, or elected not to use the qualitative impairment test, a quantitative impairment test would be performed.

We used our market capitalization as an indicator of fair value. While we believe the fair value measurement need not be based solely on the quoted market price of an individual share of our Common Stock, and that we also could consider the impact of a control premium in measuring the fair value of its reporting unit. In the absence of any other valuation metrics, the Company believed using a control premium utilized would not be appropriate under the current circumstances. We also considered some other market comparables’ trends in our stock price as well as the industry over a period of two successive quarters and prospective quarter to evaluate whether the fair value of our reporting unit was greater than our carrying amount. As such, we performed a quantitative impairment assessment of goodwill for our single reporting unit at the end of 2024, due to a sustained decline in our market capitalization and an increase in negative economic outlook for biotech markets We estimated and reconciled the fair value of our reporting unit utilizing our market capitalization based on the stock price of our Common Stock as of December 31, 2024. Before completing our goodwill impairment test, we first tested our indefinite-lived intangible asset then our remaining long-lived assets for impairment. We concluded our indefinite-lived intangible assets were not impaired. Based on the market capitalization, we further concluded the fair value of our single reporting unit was less than its carrying value and therefore recognized an impairment charge of $3.2 million during the year ended December 31, 2024. The calculation of the impairment charge included substantial fact-based determinations and estimates. The Company evaluated if it needed to record any additional goodwill impairment as of September 30, 2025, based solely on the market capitalization of the Company and concluded that no further impairment was required to be recorded for the nine months ended September 30, 2025.

A summary of our goodwill as of September 30, 2025 and December 31, 2024 is shown below:

	September 30, 2025	December 31, 2024
Balance at January 1, 2025 and 2024	$2,788,230	$5,988,230
Less: Goodwill impairment due to market capitalization	-	(3,200,000)
Balance at September 30, 2025 and December 31, 2024	$2,788,230	$2,788,230

In general, the goodwill is tested on an annual impairment date of December 31, unless we observe any further deterioration in our market capitalization in any interim periods, in which case we may, depending on the materiality of the impairment, record an impairment at the end of other reporting periods.

In-Process Research & Development (“IPR&D”) Summary

The IPR&D assets were acquired in the PointR Merger during the year ended December 31, 2019. Since January 2021, the Company has determined that the IPR&D should be reported as an indefinitely lived asset and therefore will evaluate, on an annual basis, for any impairment on the IPR&D and will record an impairment if identified. The balance of IPR&D as of September 30, 2025 and December 31, 2024, respectively, was $1,101,760. For more information on the IPR&D, please refer to our 2024 Annual Report on Form 10-K filed with the SEC on April 15, 2025.

NOTE 3 – ACQUISITIONS, GOODWILL AND INTANGIBLE ASSETS

Goodwill from 2019 Reverse Merger with Oncotelic and Merger with PointR

The Company completed the reverse merger with Oncotelic Inc. (“Merger”) in April 2019. The Company completed the merger with PointR Data Inc (“PointR Merger”) in November 2019. For more details on the two mergers, refer to our 2020 Annual Report on Form 10-K for the year ended December 31, 2020 filed by the Company on April 15, 2021.

The Oncotelic merger gave rise to Goodwill of approximately $4.9 million. Upon the non-financial sale of our asset as contribution to our equity method investment, we derecognized the balance of the carrying value of our goodwill of approximately $4.9 million from the Oncotelic Merger in accordance with our policy and authoritative accounting guidance.

Further, we added goodwill of $16,182,456 upon the completion of the Merger with PointR.

We have one operating segment and reporting unit. Accordingly, our review of goodwill impairment indicators was performed at the entity-wide level. In performing our annual impairment assessment, we determined if we should qualitatively assess whether it was more likely than not the fair value of goodwill was less than its carrying amount (the qualitative impairment test). The factors we considered in the assessment included our market capitalization, general macroeconomic conditions, conditions specific to the industry and market and whether there had been sustained declines in our share price. If we concluded, it was more likely than not, the fair value of the reporting unit was less than its carrying amount, or elected not to use the qualitative impairment test, a quantitative impairment test would be performed.

We used our market capitalization as an indicator of fair value. While we believe the fair value measurement need not be based solely on the quoted market price of an individual share of our Common Stock, and that we also could consider the impact of a control premium in measuring the fair value of its reporting unit. In the absence of any other valuation metrics, the Company believed using a control premium utilized would not be appropriate under the current circumstances. We also considered some other market comparables, trends in our stock price as well as the industry over a period of two successive quarters and prospective quarter to evaluate whether the fair value of our reporting unit was greater than our carrying amount. As such, we performed a quantitative impairment assessment of goodwill for our single reporting unit at the end of 2024 and 2023, due to a sustained change in our market capitalization and an increase in negative economic outlook for biotech markets. We estimated and reconciled the fair value of our reporting unit utilizing our market capitalization based on the stock price of our Common Stock as of December 31, 2024 and 2023. Before completing our goodwill impairment test, we first tested our indefinite-lived intangible asset then our remaining long-lived assets for impairment. We concluded our indefinite-lived intangible assets were not impaired. Based on the market capitalization, we further concluded the fair value of our single reporting unit was less than its carrying value and therefore recognized an impairment charge of approximately $3.2 million and approximately $6.1 million during the year ended December 31, 2024 and 2023. The calculation of the impairment charge included substantial fact-based determinations and estimates. The goodwill impairment charge is reflected as goodwill impairment in the consolidated statements of operations for the year ended December 31, 2024.

A summary of our goodwill as of December 31, 2024 and 2023 is shown below:

	December 31, 2024	December 31, 2023
Balance at January 1, 2024 and 2023	$5,988,230	$12,071,376
Less: Goodwill impairment due to market capitalization	(3,200,000)	(6,083,146)
Balance at December 31, 2024 and 2023	$2,788,230	$5,988,230

In general, the goodwill is tested on an annual impairment date of December 31, unless we observe any further deterioration in our market capitalization, in which case we may, depending on the materiality of the impairment, record an impairment at the end of other reporting periods, as we have done during the course of the year ended December 31, 2024.

In-Process Research & Development (“IPR&D”) Summary

The IPR&D assets were acquired in the PointR Merger during the year ended December 31, 2019. Since January 2021, the Company has determined that the IPR&D should be reported as an indefinitely lived asset and therefore will evaluate, on an annual basis, for any impairment on the IPR&D and will record an impairment if identified. The balance of IPR&D as of December 31, 2024 and December 31, 2023 was $1,101,760. For more information on the IPR&D, please refer to our 2023 Annual Report on Form 10-K filed with the SEC on April 12, 2024.